Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current					$ 102	$ 46	$ 8
Deferred			$ (67)	$ (13)	(107)	73	(5)
Taxes on income	$ (2)	$ 5	4	4	(5)	119	3
Domestic
Foreign					(5)	119	3
Taxes on income	$ (2)	$ 5	$ 4	$ 4	$ (5)	$ 119	$ 3